Stock-Based Compensation (Schedule Of Changes In Incentive Awards Outstanding) (Details) (Incentive Shares Member, USD $)	12 Months Ended
Sep. 30, 2013
Incentive Shares Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning of year	6,799,000
Shares, Granted	5,532,000
Shares, Earned/vested	(390,000)
Shares, Canceled	(710,000)
Shares, End of year	11,231,000
Average Grant Date Fair Value Per Share, Beginning of year	$ 39.55
Average Grant Date Fair Value Per Share, Granted	$ 48.25
Average Grant Date Fair Value Per Share, Earned/vested	$ 33.15
Average exercise price per share, Options canceled	$ 42.75
Average Grant Date Fair Value Per Share, End of year	$ 43.86